REVENUE RECOGNITION FOR LONG-TERM CONTRACTS (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Notes And Accounts Receivable

The following table details the notes and accounts receivable related to the long-term contracts accounted for under the percentage of completion method, by maturities:

(¥ in millions)
	2013			2012
At March 31:	Less than 1 year	1-2 years	Over 2 years	Less than 1 year	1-2 years	Over 2 years
Trade notes	¥205	¥—	¥—	¥633	¥—	¥—
Trade accounts	13,523	1,849	41	11,407	1,856	2

	¥13,728	¥1,849	¥41	¥12,040	¥1,856	¥2